Performance Management - NICHOLAS FUND INC - NICHOLAS FUND INC	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years(1). Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
(1)	The Fund’s fiscal year end is October 31. As reflected in the bar chart, the Fund’s year‑to‑date return as of December 31, 2025 was 4.47%.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years(1).
Bar Chart Closing [Text Block]
For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 20.12% (for the quarter ended June 30, 2020) and the lowest quarterly return was -18.67% (for the quarter ended March 31, 2020).

Performance Table Narrative
This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2025 (the Fund’s most recently completed calendar year), compared to the returns of a broad measure of market performance. The table also shows the Fund’s average annual total returns after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Performance Availability Website Address [Text]	www.nicholasfunds.com
NICHOLAS FUND INC
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	4.47%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020